Financial instruments - Schedule of Maturities of Financial Assets and Liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 263,837
Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,484,108
Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,427,304
Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	559,463
Interest-bearing current liabilities1 and interest bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	482,383
Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,121
Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,571
Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	117,751
Non-Current Liabilities To Credit Institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,694
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,142
Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,284,537
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	184,065
Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,135
Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,056
Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,091
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,490
Due within 1 year
Disclosure of detailed information about financial instruments [line items]
Financial assets	236,256
Due within 1 year | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,536,819
Due within 1 year | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due within 1 year | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	559,463
Due within 1 year | Interest-bearing current liabilities1 and interest bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	482,383
Due within 1 year | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	119,121
Due within 1 year | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due within 1 year | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	81,202
Due within 1 year | Non-Current Liabilities To Credit Institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,694
Due within 1 year | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	64,142
Due within 1 year | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,861,824
Due within 1 year | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	184,065
Due within 1 year | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,135
Due within 1 year | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,056
Due within 1 year | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due within 1 year | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,581
Due between 1 and 5 years | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	947,289
Due between 1 and 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,406,713
Due between 1 and 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Interest-bearing current liabilities1 and interest bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	11,571
Due between 1 and 5 years | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	36,549
Due between 1 and 5 years | Non-Current Liabilities To Credit Institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due between 1 and 5 years | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,402,122
Due between 1 and 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due between 1 and 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,091
Due between 1 and 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,490
Due beyond 5 years
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,591
Due beyond 5 years | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Interest-bearing current liabilities1 and interest bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Non-Current Liabilities To Credit Institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Due beyond 5 years | Other non-current liabilities and other non-current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,591
Due beyond 5 years | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Due beyond 5 years | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0